Cash and Cash Equivalents	3 Months Ended	6 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents

3. CASH AND CASH EQUIVALENTS

As of March 31, 2020 and December 31, 2019 the Company recorded $2,588,207 and $2,744,457, respectively, of cash and cash equivalents, which consists $135,436 and $238,937, respectively, of cash in bank and $2,452,771 and $2,505,520, respectively, of time deposits placed with banks or other financial institutions and all highly liquid investments with an original maturity of three months or less. The effective interest rate for the time deposits ranges between 2.95% to 3.25% per annum.

5. CASH AND CASH EQUIVALENTS

As of December 31, 2019, June 30, 2019 and December 31, 2018, the Company recorded $2,744,457, $2,857,587, and $3,452,917 (unaudited), respectively, of cash and cash equivalents, which consists $238,937, $353,214, and $990,323 (unaudited), respectively, of cash in bank and $2,505,520, $2,504,373 and $2,462,594 (unaudited), respectively, of time deposits placed with banks or other financial institutions and all highly liquid investments with an original maturity of three months or less. The effective interest rate for the time deposits ranges between 2.95% to 3.25% per annum.